Reinsurance	12 Months Ended
Dec. 31, 2016
Reinsurance Disclosures [Abstract]
Reinsurance
7. Reinsurance
The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.
Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 8.
Annuities and Life
For annuities, the Company reinsures portions of the living and death benefit guarantees issued in connection with certain variable annuities to unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The value of embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer. The Company also assumes 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued by New England Life Insurance Company (“NELICO”).
For its life products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 90% of the mortality risk in excess of $2 million for most products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $20 million per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company also reinsures 90% of the risk associated with participating whole life policies to an affiliate and assumes certain term life policies and universal life policies with secondary death benefit guarantees issued by an affiliate. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.
Corporate & Other
The Company reinsures, through 100% quota share reinsurance agreements certain run-off long-term care and workers’ compensation business written by the Company.
Catastrophe Coverage
The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company’s results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.
Reinsurance Recoverables
The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at both December 31, 2016 and 2015, were not significant.
The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts and funds withheld accounts. The Company had $2.6 billion and $2.5 billion of unsecured unaffiliated reinsurance recoverable balances at December 31, 2016 and 2015, respectively.
At December 31, 2016, the Company had $9.1 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $7.8 billion, or 86%, were with the Company’s five largest unaffiliated ceded reinsurers, including $1.5 billion of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2015, the Company had $8.6 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $7.4 billion, or 86%, were with the Company’s five largest unaffiliated ceded reinsurers, including $1.5 billion of net unaffiliated ceded reinsurance recoverables which were unsecured.
The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

	Years Ended December 31,
	2016	2015	2014
	(In millions)
Premiums
Direct premiums	$2,226	$2,404	$2,359
Reinsurance assumed	81	296	95
Reinsurance ceded	(1,127)	(1,063)	(1,003)
Net premiums	$1,180	$1,637	$1,451
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees	$3,582	$3,722	$3,729
Reinsurance assumed	126	139	383
Reinsurance ceded	(611)	(568)	(502)
Net universal life and investment-type product policy fees	$3,097	$3,293	$3,610
Other revenues
Direct other revenues	$271	$271	$270
Reinsurance assumed	89	2	30
Reinsurance ceded	349	160	220
Net other revenues	$709	$433	$520
Policyholder benefits and claims
Direct policyholder benefits and claims	$6,101	$4,944	$4,924
Reinsurance assumed	127	302	254
Reinsurance ceded	(2,490)	(2,159)	(1,980)
Net policyholder benefits and claims	$3,738	$3,087	$3,198
Interest credited to policyholder account balances
Direct interest credited to policyholder account balances	$1,067	$1,156	$1,180
Reinsurance assumed	75	78	76
Reinsurance ceded	(11)	(10)	(11)
Net interest credited to policyholder account balances	$1,131	$1,224	$1,245
Amortization of deferred policy acquisition costs and value of business acquired
Direct amortization of deferred policy acquisition costs and value of business acquired	$(182)	$727	$1,018
Reinsurance assumed	148	8	99
Reinsurance ceded	(191)	(62)	(48)
Net amortization of deferred policy acquisition costs and value of business acquired	$(225)	$673	$1,069
Other expenses
Direct other expenses	$1,700	$1,723	$1,797
Reinsurance assumed	36	47	3
Reinsurance ceded	(36)	(47)	(43)
Net other expenses	$1,700	$1,723	$1,757

The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

	December 31,
	2016				2015
	Direct	Assumed	Ceded	Total Balance Sheet	Direct	Assumed	Ceded	Total Balance Sheet
	(In millions)
Assets
Premiums, reinsurance and other receivables	$1,161	$23	$12,669	$13,853	$765	$161	$17,178	$18,104
Deferred policy acquisition costs and value of business acquired	6,638	71	(370)	6,339	6,013	218	(454)	5,777
Total assets	$7,799	$94	$12,299	$20,192	$6,778	$379	$16,724	$23,881
Liabilities
Future policy benefits	$32,520	$232	$—	$32,752	$29,214	$1,294	$—	$30,508
Policyholder account balances	35,838	741	—	36,579	36,013	712	—	36,725
Other policy-related balances	1,035	1,677	—	2,712	999	1,804	(1)	2,802
Other liabilities	4,525	13	907	5,445	2,620	87	1,218	3,925
Total liabilities	$73,918	$2,663	$907	$77,488	$68,846	$3,897	$1,217	$73,960

Effective December 1, 2016, the Company terminated two agreements with an unaffiliated reinsurer which covered 90% of the liabilities on certain participating whole life insurance policies issued between April 1, 2000 and December 31, 2001 by MLIC. This termination resulted in a decrease in other invested assets of $713 million, a decrease in deferred policy acquisition costs and value of business acquired of $95 million, a decrease in future policy benefits of $654 million, and a decrease in other liabilities of $43 million. The Company recognized a loss of approximately $72 million, net of income tax, as a result of this transaction.
Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $1.5 billion and $6.6 billion at December 31, 2016 and 2015, respectively. The deposit liabilities on reinsurance was $1 million at both December 31, 2016 and 2015.
Related Party Reinsurance Transactions
The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by certain affiliates companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.
The Company has reinsurance agreements with its affiliate NELICO and certain MetLife, Inc. subsidiaries, including MLIC, General American Life Insurance Company, MetLife Europe d.a.c., MetLife Reinsurance Company of Vermont, Delaware American Life Insurance Company and American Life Insurance Company, all of which are related parties.

Information regarding the significant effects of affiliated reinsurance included on the consolidated statements of operations was as follows:

	Years Ended December 31,
	2016	2015	2014
	(In millions)
Premiums
Reinsurance assumed	$35	$227	$56
Reinsurance ceded	(766)	(687)	(652)
Net premiums	$(731)	$(460)	$(596)
Universal life and investment-type product policy fees
Reinsurance assumed	$126	$139	$276
Reinsurance ceded	(60)	(58)	(47)
Net universal life and investment-type product policy fees	$66	$81	$229
Other revenues
Reinsurance assumed	$59	$2	$30
Reinsurance ceded	348	160	220
Net other revenues	$407	$162	$250
Policyholder benefits and claims
Reinsurance assumed	$90	$252	$220
Reinsurance ceded	(737)	(656)	(622)
Net policyholder benefits and claims	$(647)	$(404)	$(402)
Interest credited to policyholder account balances
Reinsurance assumed	$75	$78	$76
Reinsurance ceded	(11)	(10)	(11)
Net interest credited to policyholder account balances	$64	$68	$65
Amortization of deferred policy acquisition costs and value of business acquired
Reinsurance assumed	$49	$24	$90
Reinsurance ceded	(175)	(59)	(42)
Net amortization of deferred policy acquisition costs and value of business acquired	$(126)	$(35)	$48
Other expenses
Reinsurance assumed	$19	$41	$(2)
Reinsurance ceded	(21)	(31)	(23)
Net other expenses	$(2)	$10	$(25)

Information regarding the significant effects of affiliated reinsurance included on the consolidated balance sheets was as follows at:

	December 31,
	2016		2015
	Assumed	Ceded	Assumed	Ceded
	(In millions)
Assets
Premiums, reinsurance and other receivables	$23	$3,382	$128	$8,452
Deferred policy acquisition costs and value of business acquired	71	(356)	120	(439)
Total assets	$94	$3,026	$248	$8,013
Liabilities
Future policy benefits	$211	$—	$630	$—
Policyholder account balances	741	—	712	—
Other policy-related balances	1,677	—	1,785	(1)
Other liabilities	11	578	28	876
Total liabilities	$2,640	$578	$3,155	$875

The Company assumes risks from affiliates related to guaranteed minimum benefit guarantees written directly by the affiliates. These assumed reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within policyholder account balances and were $741 million and $712 million at December 31, 2016 and 2015, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($21) million, ($47) million and ($453) million for the years ended December 31, 2016, 2015 and 2014, respectively.
The Company ceded risks to an affiliate related to guaranteed minimum benefit guarantees written directly by the Company. This ceded reinsurance agreement contains embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with this cession is included within premiums, reinsurance and other receivables and were $171 million and $126 million at December 31, 2016 and 2015, respectively. Net derivative gains (losses) associated with the embedded derivatives were $46 million, $54 million, and $42 million for the years ended December 31, 2016, 2015 and 2014, respectively.
In April 2016, the Company recaptured risks related to certain single premium deferred annuity contracts previously reinsured to MLIC. As a result of this recapture, the significant effects to the Company were an increase in investments and cash and cash equivalents of $4.3 billion and an increase in DAC of $87 million, offset by a decrease in premiums, reinsurance and other receivables of $4.0 billion. The Company recognized a gain of $246 million, net of income tax, as a result of this recapture.
The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.6 billion and $7.5 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2016 and 2015, respectively.
Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $1.4 billion and $6.4 billion at December 31, 2016 and 2015, respectively. There were no deposit liabilities on affiliated reinsurance at both December 31, 2016 and 2015.